Available-for-sale investment	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Available-for-sale investment

Note 3 — Available-for-sale investment

Available-for-sale investment included the Company’s investment in certain uninsured wealth management products amounting to nil and $342,706 as of March 31, 2020 and March 31, 2019, respectively, issued by China Construction Bank in the PRC. These wealth management products are funds raised by the bank which mainly invests in a range of money market and debt instruments and offers floating interest rate to the investors. The Company may redeem the wealth management products for cash anytime on a daily basis.

The Company’s investment in the wealth management products were carried at cost less any impairment losses as they do not have a quoted market price in an active market and their fair value cannot be measured reliably.

Subsequent to March 31, 2020, the Company redeemed all the wealth management products at cost for cash.

CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Available-for-sale investment

Note 3 — Available-for-sale investment

Available-for-sale investment included the Company’s investment in certain uninsured wealth management products amounting to $342,706 as of March 31, 2019 and $nil at March 31, 2018 issued by China Construction Bank in the PRC. These wealth management products are funds raised by the bank which mainly invests in a range of money market and debt instruments and offers floating interest rate to the investors. The Company may redeem the wealth management products for cash anytime on a daily basis.

The Company’s investment in the wealth management products were carried at cost less any impairment losses as they do not have a quoted market price in an active market and their fair value cannot be measured reliably.

Subsequent to March 31, 2019, the Company redeemed all the wealth management products at cost for cash.